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                                   SSgA FUNDS
                                  909 A STREET
                                TACOMA, WA 98402
                                  253-627-7001
                                FAX 253-596-3286


February 20, 2004                                      VIA ELECTRONIC DELIVERY
                                                       -----------------------



Securities and Exchange Commission
450 - 5th Street N.W.
Judiciary Plaza
Washington, D.C. 20549

RE:       SSgA Funds
          Rule 497(j) Certification to
          Post-Effective Amendment No. 80 Under the 1933 Act
          File No. 33-19229
                   811-5430

Ladies and Gentlemen:

I serve as Legal Counsel to SSgA Funds (the "Investment Company"). I also serve as an officer of the Investment Company. I serve in similar capacities with the Investment Company's administrator, Frank Russell Investment Management Company, and other affiliated companies.

As Legal Counsel, I have reviewed the Investment Company's Post-Effective Amendment No. 80 to the Investment Company's Registration Statement. I hereby certify that the form of prospectus and Statement of Additional Information which would have been filed pursuant to Paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment No. 80 and is therefore eligible for filing pursuant to Paragraph (j) of Rule 497. I further certify that the text of Post-Effective Amendment No. 80 was filed electronically with the Securities and Exchange Commission under Paragraph (b) of Rule 485 of the Securities Act of 1933 on February 17, 2004.

Very truly yours,

/s/ Deedra S. Walkey

Deedra S. Walkey
Assistant Secretary and
 Associate General Counsel